Revenue - Disclosure Of Contract Balances Explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue [Abstract]
Trade accounts receivable	S/ 1,043,278	S/ 962,457	S/ 861,336
Contract liabilities, which are included in "trade accounts payable"	S/ (22,599)	S/ (23,800)	S/ (17,291)